Condensed Parent Only Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Parent Only Financial Statements [Abstract]
Condensed Parent Only Financial Statements
Note 26 — Condensed Parent Only Financial Statements

The condensed parent only financial statements represent the financial information required by Rule 5-04 of the Securities and Exchange Commission Regulation S-X for Targa Resources Corp.

In the condensed financial statements, Targa’s investments in consolidated subsidiaries are presented under the equity method of accounting. Under this method, the assets and liabilities of affiliates are not consolidated. The investments in net assets of the consolidated subsidiaries are recorded in the balance sheets. The income (loss) from operations of the consolidated subsidiaries is reported as equity in income (loss) of consolidated subsidiaries.

A substantial amount of Targa’s operating, investing and financing activities are conducted by its affiliates. The condensed financial statements should be read in conjunction with Targa’s consolidated financial statements, which begin on page F-1 in this Annual Report.

TARGA RESOURCES CORP.

PARENT ONLY

CONDENSED BALANCE SHEETS

	December 31,
	2015	2014
	(In millions)
ASSETS
Investment in consolidated subsidiaries	$1,999.4	$243.8
Deferred income taxes	43.7	27.9
Long-term debt issuance costs	8.6	1.0
Other long-term assets	4.5	—

Total assets	$2,056.2	$272.7

LIABILITIES AND STOCKHOLDERS’ EQUITY
Accrued current liabilities	$1.2	$0.6
Long-term debt	593.1	102.0
Other long-term liabilities	0.5	0.3
Commitments and contingencies
Targa Resources Corp. stockholders’ equity	1,461.4	169.8

Total liabilities and stockholders’ equity	$2,056.2	$272.7

TARGA RESOURCES CORP.

PARENT ONLY

CONDENSED STATEMENTS OF OPERATIONS

	Year Ended December 31,
	2015	2014	2013
	(In millions, except per share amounts)
Equity in net income (loss) of consolidated subsidiaries	$87.6	$109.8	$72.6
General and administrative expenses	(8.0)	(8.3)	(8.4)

Income (loss) from operations	79.6	101.5	64.2
Other income (expense):
Loss on debt extinguishment	(12.9)	—	—
Interest expense	(24.2)	(3.2)	(3.2)

Income (loss) before income taxes	42.5	98.3	61.0
Deferred income tax (expense) benefit	15.8	4.0	4.1

Net income (loss) available to common shareholders	$58.3	$102.3	$65.1

Net income (loss) available per common share - basic	$1.09	$2.44	$1.56

Net income (loss) available per common share - diluted	$1.09	$2.43	$1.55

Weighted average shares outstanding - basic	53.5	42.0	41.6
Weighted average shares outstanding - diluted	53.6	42.1	42.1

TARGA RESOURCES CORP.

PARENT ONLY

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2015	2014	2013
	(In millions)
Net cash provided by operating activities	$62.6	$(1.3)	$(4.1)

Investing activities:
Business acquisitions, net of cash acquired	(745.7)	—	—
Distribution and return of advances from consolidated subsidiaries	60.8	97.3	101.6

Net cash provided/(used) by investing activities	(684.9)	97.3	101.6

Financing activities:
Long-term debt borrowings	914.5	92.0	65.0
Long-term debt repayments	(424.0)	(74.0)	(63.0)
Costs incurred in connection with financing arrangements	(22.5)	—	—
Issuance of common stock	335.5	—	—
Repurchase of common stock	(3.3)	—	(13.3)
Dividends to common and common equivalent shareholders	(179.0)	(113.0)	(87.8)
Excess tax benefit from stock-based awards	1.1	(1.0)	1.6
Distribution to owners	—	—	—

Net cash provided/(used) in financing activities	622.3	(96.0)	(97.5)

Net increase (decrease) in cash and cash equivalents	—	—	—
Cash and cash equivalents - beginning of year	—	—	—

Cash and cash equivalents - end of year	$—	$—	$—